Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit of the period	$ 4,568	$ 3,236
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	3,256	(5,736)
Effective portion of changes in fair value of net investment hedges	(299)	673
Cash flow hedges recognized in equity	(100)	346
Cash flow hedges reclassified from equity to profit or loss	(237)	(3)
Other comprehensive income/(loss) that will be reclassified to profit or loss net of tax	2,620	(4,721)
Other comprehensive income/(loss), net of tax	2,620	(4,721)
Total comprehensive income/(loss)	7,187	(1,485)
Attributable to:
Equity holders of AB InBev	6,263	(1,668)
Non-controlling interest	$ 925	$ 184